Eaton Vance Management

Two International Place

Boston, MA  02110

(617) 482-8260

www.eatonvance.com

July 2, 2015

Office of Filings, Information & Consumer Services

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

Re:

Form N-14 for Eaton Vance Growth Trust (the “Registrant”)

(1940 Act File No. 811-01241)

Dear Sir or Madam:

On behalf of the above-referenced Registrant, transmitted herewith for filing on behalf of Eaton Vance Atlanta Capital SMID-Cap Fund (“SMID-Cap Fund”), a series of the Registrant, pursuant to (1) the Securities Act of 1933, as amended (the “1933 Act”) and Rule 488 thereunder, (2) the General Instructions to Form N-14, and (3) Regulation S-T, is a Registration Statement on Form N-14 including the prospectus, statement of additional information, other information and exhibits.  The Registration Statement transmitted herewith contains a conformed signature page, the manually signed original of which is maintained at the office of the Registrant.

The purpose of the Registration Statement is to register SMID-Cap Fund shares to be issued in connection with a reorganization by and among the SMID-Cap Fund and Eaton Vance Atlanta Capital Horizon Growth Fund (“Horizon Growth Fund”), a series of Eaton Vance Mutual Funds Trust.  Included in the Registration Statement, therefore, are a notice of meeting, proxy statement and prospectus, and form of proxy which are proposed to be used by Horizon Growth Fund for a special meeting of its shareholders to be held October 23, 2015.

No filing fee is required pursuant to Rule 429(a) under the 1933 Act and General Instruction B of Form N-14 because the Registrant has previously filed an election with a prior registration statement under Rule 24f-2 of the Investment Company Act of 1940 to register an indefinite number of shares.

It is intended that the Registration Statement will become effective on the 30th day after filing pursuant to Rule 488 under the 1933 Act and that definitive proxy materials will be mailed to shareholders of the Horizon Growth Fund on or about August 24, 2015.

Pro forma financial statements are included as of September 30, 2014.

If you have any questions or comments concerning the foregoing, please contact the undersigned at (617) 672-8879 or fax (617) 672-1879.

Very truly yours,

/s/ Katy Burke

Katy Burke, Esq.

Vice President